Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

In the opinion of Management, the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instructions for Form 10-Q, include all adjustments (consisting only of normal recurring accruals) which we considered as necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the Company's Annual Report on Form 10-K for the year ended December 31, 2018. The results of operations for the three months ended March 31, 2019 are not necessarily indicative of the results to be expected for future periods or the full year.

The condensed consolidated financial statements include the accounts of Ipsidy Inc. and its wholly-owned subsidiaries Innovation in Motion, Inc., MultiPay S.A.S., ID Global LATAM, IDGS S.A.S., ID Solutions, Inc., FIN Holdings Inc., Ipsidy Enterprises Limited, and Cards Plus Pty Ltd. (collectively the "Company"). All significant intercompany balances and transactions have been eliminated in consolidation.

Going concern

As of March 31, 2019, the Company had an accumulated deficit of approximately $78.7 million. For the three months ended March 31, 2019, the Company earned revenue of approximately $0.7 million and incurred a loss from operations of approximately $2.2 million.

The reports of our independent registered public accounting firm on our consolidated financial statements for the years ended December 31, 2018 and 2017 contained an explanatory paragraph regarding our ability to continue as a going concern based upon our net losses and accumulated deficit.

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from the Company's current shareholders, the ability of the Company to obtain additional equity financing to continue operations, the Company's ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues and cash flows.

There is no assurance that the Company will ever be profitable or be able to secure funding or generate sufficient revenues to sustain operations. As such, there is substantial doubt about the Company's ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the three months ended March 31, 2019 and 2018 because their effect was antidilutive:

Security	2019	2018
Stock Options	106,253,339	107,958,331
Warrants	46,201,477	45,964,543
Total	152,454,816	153,922,874

Inventories

Inventories of kiosks held by IDGS S.A.S are stated at the lower of cost (using the first-in, first-out method) or net realizable value. The kiosks provide electronic ticketing for transit systems. Inventory of plastic/ID cards, digital printing material, which are held by Cards Plus Pty Ltd., are at the lower of cost (using the average method) or net realizable value. The Plastic/ID cards and digital printing material are used to provide plastic loyal ID and other types of cards. Inventories at March 31, 2019 and December 31, 2018 consist of kiosks that were not placed into service and are held for sale and cards inventory. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period. As of March 31, 2019 and December 31, 2018, the Company recorded an inventory valuation allowance of approximately $589,000 and $707,000, respectively, to reflect net realizable value of the kiosks that are being held for sale and the Company believes no valuation allowance was necessary regarding the cards inventory.

Leases

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842). Topic 842 amends several aspects of lease accounting, including requiring lessees to recognize leases with a term greater than one year as a right-of-use asset and corresponding liability, measured at the present value of the lease payments. In July 2018, the FASB issued supplemental adoption guidance and clarification to Topic 842 within ASU 2018-10 "Codification Improvements to Topic 842, Leases" and ASU 2018-11 "Leases (Topic 842): Targeted Improvements." The new guidance aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. A modified retrospective application is required with an option to not restate comparative periods in the period of adoption.

The Company, effective January 1, 2019 has adopted the provisions of the new standard. The Company decided to use the practical expedients available upon adoption of Topic 842 to aid the transition from current accounting to provisions of Topic 842. The package of expedients will effectively allow Ipsidy to run off existing leases, as initially classified as operating or financing and classify new leases after implementation under the new standard as the business evolves.

The practical expedients elected by the Company in transition permits us not to reassess our prior conclusions about lease identification, lease classification and initial direct costs. Furthermore, we will elect the short-term lease recognition exemption for leases with a term of 12 or less months which are not reasonably certain of exercising any available renewal options that would extend past 12 months. Additionally, we will continue to account for the executory costs of the direct financing lease as previously concluded and the initial direct costs were not considered significant.

The Company has operating leases principally for offices and some of the leases have renewal options. Management evaluates each lease independently to determine the purpose, necessity to its future operations in addition to other appropriate facts and circumstances.

We adopted Topic 842 using a modified retrospective approach for all existing leases at January 1, 2019. The adoption of Topic 842 impacted our balance sheet by the recognition of the operating lease right-of-use assets and the liability for operating leases. The accounting for finance leases (capital leases) was substantially unchanged. Accordingly, upon adoption, leases that were classified as operating leases under the previous guidance were classified as operating leases under Topic 842. The lease liability is based on the present value of the remaining lease payments, discounted using a market based incremental borrowing rate as the effective date of January 1, 2019 using current estimates as to lease term including estimated renewals for each operating lease. As of January 1, 2019, the Company recorded an adjustment of approximately $514,000 to operating lease right-of-use assets ("ROU") and the related lease liability. See Note 12 for further information with respect to leases.

See the subsequent Notes 7, 10, 11 and 12 to Notes to Condensed Consolidated Financial Statements for Additional Information.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers ("Topic 606"). Topic 606 supersedes the revenue recognition requirements in ASU Topic 605, Revenue Recognition ("Topic 605"), and requires the recognition of revenue when promised goods or services are transferred to customers in an amount that reflects the considerations to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 also includes Subtopic 340-40, Other Assets and Deferred Costs - Contracts with Customers, which discusses the deferral of incremental costs of obtaining a contract with a customer, including the period of amortization of such costs. Collectively, we refer to Topic 606 and Subtopic 340-40 as the "new standard." The new standard was adopted by the Company in the year beginning January 1, 2018.

The two permitted transition methods under the new standard are the full retrospective method, in which the new standard would be applied to each prior reporting period presented and the cumulative effect of applying the new standard would be recognized at the earliest period shown, or the modified retrospective method, in which the cumulative effect of applying the new standard would be recognized at the date of initial application. Based on our assessment, the impact of the new standard on our operations in prior periods was not significant. Below is the Company's revenue recognition policy determined by revenue stream for its significant revenue generating activities through March 31, 2019.

Cards Plus - The Company recognizes revenue for the design and production of cards when products are shipped or a services have been performed due to the short term nature of the contracts.

Payment Processing – The Company recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, the Company also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

Identity Solutions – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and for variable fees generated that are earned on a usage fee based over time based on monthly transaction volumes or on a monthly flat fee rate. The Company had a deferred revenue contract liability of approximately $531,000 and $236,000 as of March 31, 2019 and December 31, 2018 for certain revenue that will be earned in future periods. The majority of the $236,000 of deferred revenue contract liability as of December 31, 2018 was earned in the three months ended March 31, 2019. We anticipate that approximately $400,000 of the deferred revenue contract liability as of March 31, 2019 will be earned in the year ended December 31, 2019.

In 2018, the Company introduced a pay for performance plan for internal and external sales force, which is based on a percentage of revenues received by the Company. In the three months ended March 31, 2019 and March 31, 2019, no commissions were earned. We will defer and amortize any direct and incremental commission as well as costs to obtain a contract over the term of the related contracts. As of March 31, 2019 and December 31, 2018, there were no deferred commission.

We will review each new contract for the related performance obligations and related revenue and expense recognition implications. We expect that the revenues derived from the new identity services could include multiple performance obligations. A performance obligation under the new revenue standard is defined as a promise to provide a "distinct" good or service to a customer. The Company has determined that one possible treatment under the new standard is that these services will represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate transactions may meet the criteria for the "as invoiced" practical expedient, in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company's performance completed to date. As a result, the Company anticipates it may recognize revenue in the amount to which the Company has a right to invoice, based on completed performance at the relevant date. Additionally, the contracts could include implementation services, or support on an "as needed" basis and we will review each contract and determine whether such performance obligations are separate and distinct and apply the new standard accordingly to the revenue and expense derived from or related to each such service. A more complete analysis of the impact of the standard on these contracts will be performed at the period of time when services are expected to commence and the conclusions reached by management may be different from those described above. For the quarter ended March 31, 2019, no revenues were recognized or required to be recognized under this practical expedient.

Additionally, the Company will capitalize the incremental costs of acquiring and fulfilling a contract with a customer if the Company expects to recover those costs. The incremental costs of acquiring and fulfilling a contract are those that the Company incurs to acquire and fulfill a contract with a customer that it would not have incurred if the contract had not been acquired (for example, a sales commission or specific incremental costs associated with the contract).

The Company capitalizes the costs incurred to acquire and fulfill a contract only if those costs meet all the following criteria:

a.	The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.
b.	The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.
c.	The costs are expected to be recovered.

The Company will capitalize contract acquisition and fulfillment costs related to signing or renewing contracts that meet the above criteria, which will be classified as contract cost assets in the Company's Consolidated Balance Sheets.

Contract cost assets are amortized using the straight-line method over the expected period of benefit beginning at the time revenue begins to be realized. The amortization of contract fulfillment cost assets associated with facilitating transactions are recorded as cost of services in the Company's Consolidated Statements of Operations. The amortization of contract acquisition cost assets associated with sales commissions that qualify for capitalization are recorded as selling, general and administrative expense in the Company's Consolidated Statements of Operations.

As of March 31, 2019, and December 31, 2018, the Company had deferred contract costs, represented by contract cost assets of approximately $5,000 and $11,000, respectively which are included in other currents assets for certain costs incurred for the future delivery of election support services. The performance obligation will be met over the next two years and the costs will be expensed as the associated revenue is recognized as the Company performances its obligations.

As of March 31, 2019, and December 31, 2018, the Company had approximately $15,000 of accounts payable and accrued expenses related to the delivery of biometric identity system and services. The $15,000 will be paid in accordance with the terms of the service provider agreements.

Share Based Payments

On June 20, 2018, the FASB issued ASU 2018-07 which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. Previously, share-based payment arrangements to nonemployees were accounted for under ASC 718, while nonemployee share-based payments issued for goods and services were accounted for under ASC 505-50. Before the amendment, the major difference for the Company (but not limited to) was the determination of measurement date which generally is the date on which the measurement of equity classified share-based payments becomes fixed. Equity classified share-based payments for employees was fixed at the time of grant. Equity-classified nonemployee share-based payment awards are no longer measured at the earlier of the date which a commitment for performance by the counterparty is reached or the date at which the counterparty's performance is complete. They are now measured at the grant date of the award which is the same as share-based payments for employees. The Company adopted the requirements of the new rule as of January 1, 2019, the effective date of the new guidance.

The Company has determined on the date of adoption that the impact of the new standard is not significant.

Beginning in 2019, the Company in accordance with the requirements of the new standard will expense the fair value of the existing non-employee share-based payments over their vesting period using the fair value determined on the date of adoption. See note 9 of the notes to condensed consolidated financial statements as employee and non-employee share-based payments are presented.

NOTE 1 – DESCRIPTION OF BUSINESS AMD SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ipsidy Inc. (formerly ID Global Solutions Corporation) (“Ipsidy” or the “Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware. Ipsidy is a provider of secure, biometric identification, identity management and electronic transaction processing services. The Company plans to provide pre-transaction verification of identity as well as embed identity attributes within every electronic transaction message processed through our platform, or other electronic systems. The Company provides its biometric identification services to government and public sector organizations, seeking to authenticate and manage identities for a variety of security purposes, including issuing identity cards and exercise of rights such as voting in elections. The Company’s current and future platforms of internally developed software as well as acquired and licensed technology is intended to provide solutions for multi modal biometric matching, multi-factor out of band identity and transaction authentication, and electronic transactions.

Going Concern

As of December 31, 2018, the Company had an accumulated deficit of approximately $76.4 million. For the year ended December 31, 2018, the Company earned revenue of approximately $3.8 million and incurred a loss from operations of approximately $9.3 million.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from the Company’s current shareholders, the ability of the Company to obtain additional equity financing to continue operations, the Company’s ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues and cash flows. As there can be no assurance that the Company will be able to achieve positive cash flows (become profitable) and raise sufficient capital to maintain operations there is substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Basis of Consolidation

The consolidated financial statements include the accounts of Ipsidy Inc. and its wholly-owned subsidiaries Innovation in Motion Inc. MultiPay S.A.S., ID Global LATAM, IDGS S.A.S., ID Solutions, Inc., FIN Holdings, Inc., Cards Plus Pty Ltd. and Ipsidy Enterprises Limited (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“US GAAP”) in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements.

Use of Estimates

In preparing these consolidated financial statements in conformity with US GAAP, management is required to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in our consolidated financial statements relate to the realizability of accounts receivable and inventory, valuation of long-lived assets, accruals for potential liabilities, and valuation assumptions related to derivative liabilities, equity instruments and share based payments.

Revenue Recognition

An entity recognizes revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services.

Revenue from the sale of unique secure credential products and solutions to customers is recorded at the completion of the project unless the solution includes benefits to the end user in which additional resources or services are required to be provided.

Revenue from cloud-based services arrangements that allow for the use of a hosted software product or service that are provided on a consumption basis (for example, the number of transactions processed over a period of time) is recognized commensurate with the customer utilization of such resources. Generally, the contract calls for a minimum number of transactions to be charged by the Company on a monthly basis. Accordingly, the Company records the minimum transactional fee based on the passage of a month’s time as revenues. Amounts in excess of the monthly minimum, are charged to customers based on the actual number of transactions.

Consulting services revenue is recognized as services are rendered, generally based on the negotiated hourly rate in the consulting arrangement and the number of hours worked during the period. Consulting revenue for fixed-price services arrangements is recognized as services are provided.

The lease of equipment to customers that meet certain criteria are recognized as a direct financing lease. Direct financing lease arrangements are recognized as revenue over the term of the associated lease based on the effective interest method. As of December 31, 2018 and December 31, 2017, the Company has 78 kiosks financed under direct financing leases. The revenue associated with these arrangements is expected to be recognized through April 2026. The imputed interest rate in the arrangements approximates 10.7%.

Accounts Receivable

All customers are granted credit on a short-term basis and related credit risks are considered minimal. The Company routinely reviews its trade receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted. At December 31, 2018 and 2017, management determined no allowance for doubtful accounts was required.

Inventories

Inventories of kiosks held by IDGS S.A.S are stated at the lower of cost (using the first-in, first-out method) or net realizable value. The kiosks provide electronic ticketing for transit systems. Inventory of plastic/ID cards, digital printing material, which are held by Cards Plus Pty Ltd., are at the lower of cost (using the average method) or market. The Plastic/ID cards and digital printing material are used to provide plastic loyal ID and other types of cards. Inventories at December 31, 2018 and December 31, 2017 consist of cards inventory and kiosks that have not been placed into service. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period. As of December 31, 2018 and December 31, 2017, the Company recorded an inventory valuation allowance of approximately $707,000 and $353,000, respectively, to reflect net realizable value of kiosks that are being held for sale and the Company believes no valuation allowance was necessary regarding the cards inventory.

Concentration of Credit Risk

The Company’s financial instruments that potentially expose the Company to a concentration of credit risk consist of cash and accounts receivable.

Cash: The Company’s cash is deposited at financial institutions and cash balances held in United States (“US”) bank accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At various times during the year, the Company may have exceeded amounts insured by the FDIC. At December 31, 2018, the Company held approximately $4.2 million in cash not insured by the FDIC. For the Company’s foreign subsidiaries, no amounts are insured. At December 31, 2018, the Company held approximately $264,000, $235,000, and $24,000 in cash maintained in Colombian, African, and British Banks, respectively.

2018 Revenues and accounts receivable: For the year ended December 31, 2018, 14% of consolidated revenues were derived from one customer who is a US customer and is substantially all of the US based income. Additionally, for the year ended December 31, 2018, 37%, 37% and 12% of the consolidated revenues were from Cards Plus (Africa), Zimbabwe Election Commission (US provided services), and the Colombian operations, respectively. Revenue for approximately 89% of the Colombian operations were derived from four customers. As of December 31, 2018, accounts receivable related to Cards Plus (Africa) amounted to 46%, 51% the Colombia operations and the balance of 3% was from US operations, respectively.

2017 Revenues and accounts receivable: For the year ended December 31, 2017, 22% of consolidated revenues were derived from one customer who is a US customer and is substantially all of the US based income. Additionally, for the year ended December 31, 2017, 60% and 17% of the consolidated revenues were from Cards Plus (Africa) and the Colombian operations, respectively. Revenue for approximately 97% of the Colombian operations were derived from three customers. As of December 31, 2017, accounts receivable related to Cards Plus (Africa) amounted to 84% and 16% was from the Colombia operations, respectively.

Income Taxes

The Company accounts for income taxes under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes.” Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

Leases

All leases are classified at the inception as direct finance leases or operating leases based on whether the lease transfers substantially all the risks and rewards of ownership. Leases that transfer to the leasee substantially all of the risks and rewards incidental to ownership of the asset are classified as direct finance leases.

Property and Equipment, net

Property and equipment consist of furniture and fixtures and computer equipment, and are stated at cost. Property and equipment are depreciated using the straight-line method over the estimated useful service lives of three to five years. Maintenance and repairs are expensed as incurred and improvements are capitalized. Gains or losses on the disposition of property and equipment are recorded upon disposal.

Other Assets - Software Development Costs

Other assets consist primarily of costs associated with software development of new product offerings and enhancements to existing and new applications. Development costs of computer software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. As of December 31, 2018 and 2017, the balance sheet assets have reached technological feasibility were under further development and have not been placed in service. Upon completion, the amounts will be recorded in the appropriate asset category and amortized over their estimated useful lives.

Intangible Assets

Excluding goodwill, acquired intangible assets and internally developed software are amortized over their estimated useful lives. Acquired amortizing intangible assets are carried at cost, less accumulated amortization. Internally developed software costs are capitalized upon reaching technological feasibility. Amortization of acquired finite-lived intangible assets is computed over the estimated useful lives of the respective assets which is the shorter of the life of the asset or the period during which sales will be generated.

Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of net identified tangible and intangible assets acquired. The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests. The Company’s impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit utilizing qualitative considerations. To determine the fair value of the reporting unit, the Company may use various approaches including an asset or cost approach, market approach or income approach or any combination thereof. These approaches may require the Company to make certain estimates and assumptions including future cash flows, revenue and expenses. These estimates and assumptions are reviewed each time the Company tests goodwill for impairment and are typically developed as part of the Company’s routine business planning and forecasting process. While the Company believes its estimates and assumptions are reasonable, variations from those estimates could produce materially different results. The Company did not recognize any goodwill impairments for the years ended December 31, 2018 and 2017.

Stock-based compensation

The Company has accounted for stock-based compensation under the provisions of FASB ASC 718 – “Stock Compensation” which requires the use of the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (stock options and common stock purchase warrants). For employee awards, the fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. For non-employees, the fair value of each stock option award is estimated on the measurement date using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. For non-employees, the Company utilizes the graded vesting attribution method under which the entity treats each separately vesting portion (tranche) as a separate award and recognizes compensation cost for each tranche over its separate vesting schedule. Expected volatilities are based on historical volatility of peer companies and other factors estimated over the expected term of the stock options. For employee awards, the expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

Impairment of Long-Lived Assets

Long-lived assets, including intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.

If the carrying amount of an asset exceeds its undiscounted estimated future cash flows, an impairment review is performed. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Generally, fair value is determined using valuation techniques such as expected discounted cash flows or appraisals, as appropriate. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated or amortized. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. During the years ended December 31, 2018 and 2017, the Company wrote-off net assets of approximately $149,000 and $216,000 as the assets were no longer being utilized or developed for commercial purposes and we do not anticipate any future realizable value.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology. These costs are primarily expenses to incurred to perform research projects and develop technology for the Company’s products. Research and development costs are expensed as incurred.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the years ended December 31, 2018 and 2017 because their effect was antidilutive:

	2018	2017
Stock Options	106,253,339	103,208,331
Warrants	46,201,477	48,164,543
Total	152,454,816	151,372,874

Derivative Instruments

The Company accounted for derivatives through the use of a fair value concept whereby all of the Company’s derivative positions are stated at fair value in the accompanying consolidated balance sheets. Due to the potential adjustment in the conversion price associated with certain of the convertible debentures and the potential adjustment in the exercise price of certain of the warrants, the Company determined that certain of the conversion features and warrants are considered derivative liabilities required to be presented at fair value on the accompanying consolidated balance sheet in prior periods with changes in fair value reported in the consolidated statements of operations. As of December 31, 2018 and 2017, the Company does not have any instruments that are considered derivative instruments. See Note 7.

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants in accordance with ASC Topic 815- 40, “Derivatives and Hedging – Contracts in Entity’s Own Equity” (“ASC 815-40”). Based on the provisions of ASC 815- 40, the Company classifies as equity any contracts that (i) require physical settlement or net-share settlement, or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). On January 31, 2017, the Company entered into agreements with the holders of warrants containing down-round features, resulting in the removal of down-round provisions contained in the warrants. Accordingly, as of December 31, 2018 and 2017, the Company had no common stock warrants requiring liability presentation. See Note 7.

Foreign Currency Translation

The assets, liabilities and results of operations of certain of Ipsidy’s subsidiaries are measured using their functional currency which is the currency of the primary foreign economic environment in which they operate. Upon consolidating these subsidiaries with Ipsidy, the applicable assets and liabilities are translated to US dollars at currency exchange rates as of the applicable dates and their revenues and expenses are translated at the weighted average currency exchange rates during the applicable reporting periods. Translation adjustments resulting from the process of translating these subsidiaries’ financial statements are reported in other comprehensive income (loss) in the accompanying consolidated statements of comprehensive income (loss).

Fair Value Measurements

ASC 820, “Fair Value Measurements”, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, inputs other than level one that are either directly or indirectly observable such as quoted prices for identical or similar assets or liabilities on markets that are not active; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value. The carrying amounts of the Company’s cash, accounts receivable, other receivables, accounts payable, accrued expenses, and other current liabilities approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates. The fair value of the Company’s notes payable is $2,000,000, which differs from the carrying value or reported amounts of $1,853,648 at December 31, 2018 because of the debt discounts as discussed in Note 6.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“Topic 606”). Topic 606 supersedes the revenue recognition requirements in ASU Topic 605, Revenue Recognition (“Topic 605”), and requires the recognition of revenue when promised goods or services are transferred to customers in an amount that reflects the considerations to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 also includes Subtopic 340-40, Other Assets and Deferred Costs - Contracts with Customers, which discusses the deferral of incremental costs of obtaining a contract with a customer, including the period of amortization of such costs. Collectively, we refer to Topic 606 and Subtopic 340-40 as the “new standard.” The new standard was adopted by the Company on January 1, 2018.

The two permitted transition methods under the new standard are the full retrospective method, in which the new standard would be applied to each prior reporting period presented and the cumulative effect of applying the new standard would be recognized at the earliest period shown, or the modified retrospective method, in which the cumulative effect of applying the new standard would be recognized at the date of initial application. Based on our assessment, the impact of the new standard on our operations in prior periods is not significant. The following is the Company’s revenue recognition policy determined by revenue stream for its significant revenue generating activities through December 31, 2018.

Cards Plus - The Company recognizes revenue for the design and production of cards when products are shipped or services have been performed due to the short term nature of the contracts.

Payment Processing – The Company recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, the Company also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

Identity Solutions Software – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and for variable fees generated that are earned on a usage fee based over time based on monthly transaction volumes or on a monthly flat fee rate. The Company had a deferred revenue contract liability of approximately $236,000 and $123,000 as of December 31, 2018 and 2017 for certain revenue that will be earned in future periods. The $123,000 of deferred revenue contract liability as of December 31, 2017 was earned in the year ended December 31, 2018. The deferred revenue relates to the service period of support services for two customers. As of December 31, 2018 majority of the deferred revenue contract liability will be recognized over the next quarter. We have allocated the selling price in the contract to one customer which has multiple performance obligations based on the contract selling price that we believe represents a fair market price for the service rendered.

During the year ended December 31, 2018, the Company had revenues from operations in North American, South America and Africa of $1.9 million, $0.5 million and $1.4 million respectively compared to $0.5 million, $0.4 million, $1.4 million respectively in the year ended December 31, 2017.

In 2018, the Company introduced its new identity transaction platform and products as well as its pay for performance plan for both internal and external salesforce, that is based on a percentage of the benefit derived by the Company. For the year ended December 31, 2018, the Company recorded revenues of approximately $5,000 from the new platform.

The requirements under the new standard may impact future revenue and expenses recognition. One impact could be the accounting related to the capitalization and deferral of incremental commission and other costs of obtaining new contracts. We will defer direct and incremental commission as well as costs to obtain a contract and amortize those costs over the term of the related contract. As of December 31, 2018, there was a deferred commission of approximately $5,000 related to future delivery of an identity solutions system and services.

We will review each new contract for the related performance obligations and related revenue and expense recognition implications. We expect that the revenues derived from the new product offerings could include multiple performance obligations. A performance obligation under the new revenue standard is defined as a promise to provide a “distinct” good or service to a customer. The Company has determined that one possible treatment under the new standard is that these services will represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate transactions may meet the criteria for the “as invoiced” practical expedient, in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. As a result, the Company anticipates it may recognize revenue in the amount to which the Company has a right to invoice, based on completed performance at the relevant date. Additionally, the contracts could include implementation services, or support on an “as needed” basis and we will review each contract and determine whether such performance obligations are separate and distinct and apply the new standard accordingly to the revenue and expense derived from or related to each such service.

Additionally, the Company will capitalize the incremental costs of acquiring and fulfilling a contract with a customer if the Company expects to recover those costs. The incremental costs of acquiring and fulfilling a contract are those that the Company incurs to acquire and fulfill a contract with a customer that it would not have incurred if the contract had not been acquired (for example, a sales commission or specific incremental costs associated with the contract).

The Company capitalizes the costs incurred to acquire and fulfill a contract only if those costs meet all the following criteria:

a.	The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.

b.	The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c.	The costs are expected to be recovered.

The Company will capitalize contract acquisition and fulfillment costs related to signing or renewing contracts that meet the above criteria, which will be classified as contract cost assets in the Company’s Consolidated Balance Sheets.

Contract cost assets will be amortized using the straight-line method over the expected period of benefit beginning at the time revenue begins to be realized. The amortization of contract fulfillment cost assets associated with facilitating transactions will be recorded as cost of services in the Company’s Consolidated Statements of Operations. The amortization of contract acquisition cost assets associated with sales commissions that qualify for capitalization will be recorded as selling, general and administrative expense in the Company’s Consolidated Statements of Operations.

As of December 31, 2018, the Company had approximately $15,000 of accounts payable and accrued expenses related to the delivery of biometric identity system and services. The $15,000 will be paid in accordance with the terms of the service provider agreements.

Revenue related to direct financing leases is outside the scope of Topic 606 and is recognized over the term of the lease using the effective interest method.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842). Topic 842 amends a number of aspects of lease accounting, including requiring lessees to recognize leases with a term greater than one year as a right-of-use asset and corresponding liability, measured at the present value of the lease payments. In July 2018, the FASB issued supplemental adoption guidance and clarification to Topic 842 within ASU 2018-10 “Codification Improvements to Topic 842, Leases” and ASU 2018-11 “Leases (Topic 842): Targeted Improvements.” The new guidance aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. A modified retrospective application is required with an option to not restate comparative periods in the period of adoption. This guidance is effective for the Company on January 1, 2019 with early adoption permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements, which will consist primarily of a balance sheet gross up of its operating leases to show equal and offsetting right-of-use assets and lease liabilities. The Company anticipates using the practical expedients that are included in the guidance for existing operating leases which allows a waiver of lease assessment of their respective classification under the new standard. The Company will adopt the requirements of the new standard as new arrangements are executed.

On June 20, 2018, the FASB issued ASU 2018-07,1 which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. Currently, share-based payment arrangements to nonemployees are accounted for under ASC 718,3 while nonemployee share-based payments issued for goods and services are accounted for under ASC 505-50. ASC 505-50. Before the amendment, the major difference for the Company (but not limited to) was the determination of measurement date which generally is the date on which the measurement of equity classified share-based payments becomes fixed. Equity classified share-based payments for employees was fixed at the time of grant. Equity-classified nonemployee share-based payment awards are no longer measured at the earlier of the date which a commitment for performance by the counterparty is reached or the date at which the counterparty’s performance is complete. They are now measured at the grant date of the award which is the same as share-based payments for employees. The Company will adopt the requirements of the new rule in the first quarter of 2019 and the Company estimates the impact will be immaterial.

In January 2017, the FASB issued Accounting Standards Update 2017-04, “Intangibles-Goodwill and Other: Simplifying the Test for Goodwill Impairment” (ASU 2017-04). The standard simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amendments of ASU 2017-04, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, but the loss cannot exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 is effective for the calendar year ending December 31, 2020. The amendments require a prospective approach to adoption and early adoption is permitted for interim or annual goodwill impairment tests. The Company is currently evaluating the impact of this standard.

In June 2016, the FASB issued ASU 2017-13, Financial Instruments-Credit Losses. The standard requires a financial asset (including trade receivables) measured at amortized cost basis to be presented at the net amount expected to be collected. Thus, the income statement will reflect the measurement of credit losses for newly-recognized financial assets as well as the expected increases or decreases of expected credit losses that have taken place during the period. This standard will be effective for the calendar year ending December 31, 2020. The Company is currently in the process of evaluating the impact of adoption of this ASU on the financial statements.